                                                /------------------------------/
                                                /        OMB APPROVAL          /
                        UNITED STATES           /------------------------------/
             SECURITIES AND EXCHANGE COMMISSION / OMB Number:        3235-0006 /
                   Washington, D.C. 20549       / Expires:   February 28, 1997 /
                                                / Estimated average burden     /
                                                / Hours per response.... 24.60 /
                                                /------------------------------/
                         FORM 13F               /------------------------------/
                                                /         SEC USE ONLY         /
                                                /------------------------------/
                                                /                              /
                                                /------------------------------/

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2003
                                                        --------------
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes   60 State Street     Boston,        MA             02109
--------------------------------------------------------------------------------
Business Address         (Street)            (City)         (State)        (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------     ATTENTION     ------------------------------

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
  Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day
                             ------              -------------        ----
of May, 2003.
   ---------

                                     Lawrence T. Perera
                                    --------------------------------------------
                                     (Name of Institutional Investment Manager)

                                    ____________________________________________
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                         13F File No.:        Name:                                13F File No.:
1. Lawrence Coolidge          28-252               6.  Michael J. Puzo (25)*            28-06165
---------------------------  ------------------   ---------------------------------    ----------------
2. John M. Cornish            28-5362              7.  Kurt F. Somerville (32)*         28-10379
---------------------------  ------------------   ---------------------------------    ----------------
3. Fiduciary Trust Co.        28-471               8.  Welch & Forbes, Inc.             28-262
---------------------------  ------------------   ---------------------------------    ----------------
4. Marion Fremont-Smith       28-2724              9.
---------------------------  ------------------   ---------------------------------    ----------------
5. Roy A. Hammer              28-5798              10.
---------------------------  ------------------   ---------------------------------    ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         Page: 1

AS OF:  MARCH 31, 2003       FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

     ITEM 1:                     ITEM 2:         ITEM 3:         ITEM 4:         ITEM 5:      ITEM 6:     ITEM 7:       ITEM 8:
  NAME OF ISSUER             TITLE OF CLASS   CUSIP NUMBER  FAIR MARKET VALUE   SHARES OR   INVESTMENT   MANAGERS  VOTING AUTHORITY
                                                                                PRINCIPAL   DISCRETION              (A)   (B)    (C)
                                                                                 AMOUNT     (A) (B) (C)            SOLE  SHARED NONE
ABBOTT LABS                   COMMON STOCK      002824100         1000426          26600         xx                       25800
                                                                                                 xx          32             800

AMERICAN INTERNATIONAL        COMMON STOCK      026874107          918929          18583         xx                       10991
GROUP INC                                                                                        xx          32            7592

AMGEN INC                     COMMON STOCK      031162100         1480877          25732         xx                       12394
                                                                                                 xx          25            3200
                                                                                                 xx          32           10138

ANALOG DEVICES, INC.          COMMON STOCK      032654105          574063          20875         xx                       14075
                                                                                                 xx          25            3000
                                                                                                 xx          32            3800

ANALOG DEVICES, INC.         DTD 10/2/2000      032654AD7         1004950         995000         xx                      755000
                              CONV DEB                                                           xx          32          240000

AUTOMATIC DATA PROCESSING     COMMON STOCK      053015103          896081          29103         xx                       24103
                                                                                                 xx          25            5000

AVERY DENNISON CORP           COMMON STOCK      053611109          655637          11175         xx                        9175
                                                                                                 xx          25            2000

BP PLC ADR                    COMMON STOCK      055622104         1926876          49932         xx                       35656
                                                                                                 xx          25            7172
                                                                                                 xx          32            7104

BERKSHIRE HATHAWAY INC        CLASS B           084670207          709484            332         xx                         227
                                                                                                 xx          25             105

BRISTOL-MYERS SQUIBB CO       COMMON STOCK      110122108          590900          27965         xx                       20965
                                                                                                 xx          25            7000

                                                                         PAGE: 2

AS OF:  MARCH 31, 2003         FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1:                     ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
   NAME OF ISSUER             TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS    VOTING AUTHORITY
                                                 NUMBER       VALUE      PRINCIPAL   DISCRETION               (A)    (B)      (C)
                                                                          AMOUNT     (A) (B) (C)             SOLE   SHARED   NONE
CANADIAN NATIONAL RAILWAY CO    COMMON STOCK   136375102        223630        5225           xx                       4725
                                                                                             xx          25            500

CATERPILLAR INC.                COMMON STOCK   149123101        423120        8600           xx                       8600

CHEVRONTEXACO CORP              COMMON STOCK   166764100        357902        5536           xx                       5536

CHUBB CORPORATION               COMMON STOCK   171232101        239328        5400           xx                       4500
                                                                                             xx          32            900

CISCO SYS INC                   COMMON STOCK   17275R102        311494       23998           xx                       7898
                                                                                             xx          25           1800
                                                                                             xx          32          14300

CITIGROUP INC                   COMMON STOCK   172967101        248040        7200           xx                       7200

COCA COLA CO                    COMMON STOCK   191216100        479040       11834           xx                       9534
                                                                                             xx          32           2300

COLGATE PALMOLIVE CO.           COMMON STOCK   194162103        293976        5400           xx                       5400

COMCAST CORP.                   SPL A          20030N200        222806        8105           xx                       8105

WALT DISNEY COMPANY             COMMON STOCK   254687106        267435       15713           xx                       5000
                                                                                             xx          25           4200
                                                                                             xx          32           6513

E I DU PONT DE NEMOURS & CO     COMMON STOCK   263534109       1157639       29790           xx                      29290
                                                                                             xx          32            500

                                                                         PAGE: 3

AS OF:  MARCH 31, 2003         FORM 13F   SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1:                ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
   NAME OF ISSUER        TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS    VOTING AUTHORITY
                                            NUMBER       VALUE      PRINCIPAL   DISCRETION               (A)    (B)      (C)
                                                                     AMOUNT     (A) (B) (C)             SOLE   SHARED   NONE
EMC CORP                   COMMON STOCK   268648102        358066       49525            xx                     36525
                                                                                         xx         25           8900
                                                                                         xx         32           4100

EMERSON ELECTRIC CO        COMMON STOCK   291011104       1070260       23600            xx                     17200
                                                                                         xx         25           4000
                                                                                         xx         32           2400

ENCANA CORP.               COMMON STOCK   292505104        205486        6350            xx                      3450
                                                                                         xx         32           2900

EXXON MOBIL CORP           COMMON STOCK   30231G102       4270086      122177            xx                    109525
                                                                                         xx         25           8480
                                                                                         xx         32           4172

FUEL CELL ENERGY INC       COMMON STOCK   35952H106         89890       17800            xx                     15000
                                                                                         xx         32           2800

GENERAL ELECTRIC CO        COMMON STOCK   369604103       3083715      120930            xx                    103130
                                                                                         xx         25          11000
                                                                                         xx         32           6800

GENERAL MILLS INC.         COMMON STOCK   370334104        332515        7300            xx                      7300

GILEAD SCIENCES            COMMON STOCK   375558103        277134        6600            xx                      3400
                                                                                         xx         32           3200

HELMERICH & PAYNE INC.     COMMON STOCK   423452101        304878       11900            xx                      8500
                                                                                         xx         25           1000
                                                                                         xx         32           2400

HEWLETT- PACKARD CO        COMMON STOCK   428236103        247245       15900            xx                      9500
                                                                                         xx         25           6000
                                                                                         xx         32            400

AS OF:  MARCH 31, 2003       FORM 13F     SEC FILE # LAWRENCE T. PERERA\28-06167

     ITEM 1:               ITEM 2:       ITEM 3:          ITEM 4:            ITEM 5:         ITEM 6:     ITEM 7:      ITEM 8:
 NAME OF ISSUER        TITLE OF CLASS  CUSIP NUMBER  FAIR MARKET VALUE      SHARES OR      INVESTMENT   MANAGERS  VOTING AUTHORITY
                                                                         PRINCIPAL AMOUNT  DISCRETION              (A)    (B)   (C)
                                                                                           (A) (B) (C)             SOLE  SHARED NONE
IGEN INTERNATIONAL INC. COMMON STOCK      449536101         515809             14575           xx                        10075
                                                                                               xx          25             1000
                                                                                               xx          32             3500

INTEL CORPORATION       COMMON STOCK      458140100        1705216            104743           xx                        74543
                                                                                               xx          25            12000
                                                                                               xx          32            18200

INTL BUSINESS MACHINES  COMMON STOCK      459200101        1334251             17012           xx                        13686
                                                                                               xx          32             3326

JEFFERSON-PILOT CORP    COMMON STOCK      475070108        1408637             36607           xx                        33407
                                                                                               xx          32             3200

JOHNSON & JOHNSON       COMMON STOCK      478160104        2994252             51741           xx                        41717
                                                                                               xx          25             7300
                                                                                               xx          32             2724

KOPIN                   COMMON STOCK      500600101         393120             78000           xx                        43000
                                                                                               xx          25            15000
                                                                                               xx          32            20000

ELI LILLY & CO          COMMON STOCK      532457108         548640              9600           xx                         6300
                                                                                               xx          32             3300

MARSH & MCLENNAN INC    COMMON STOCK      571748102         315462              7400           xx          25             5600
                                                                                               xx          32             1800

MERCK & CO INC          COMMON STOCK      589331107        3714741             67812           xx                        51812
                                                                                               xx          25             8700
                                                                                               xx          32             7300

MICROSOFT CORP          COMMON STOCK      594918104        1019967             42130           xx                        37730
                                                                                               xx          32             4400

AS OF:  MARCH 31, 2003      FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

     ITEM 1:              ITEM 2:         ITEM 3:        ITEM 4:        ITEM 5:        ITEM 6:        ITEM 7:         ITEM 8:
  NAME OF ISSUER      TITLE OF CLASS  CUSIP NUMBER    FAIR MARKET     SHARES OR      INVESTMENT     MANAGERS     VOTING AUTHORITY
                                                          VALUE       PRINCIPAL      DISCRETION                  (A)   (B)   (C)
                                                                        AMOUNT     (A)   (B)  (C)                SOLE SHARED NONE
NEW YORK TIMES CO.     CL A             650111107       11230133        260258                 xx                      260258

NOKIA CORP ADR A       COMMON STOCK     654902204         204546         14600                 xx                       10500
                                                                                               xx       25               3000
                                                                                               xx       32               1100

PEPSICO INC.           COMMON STOCK     713448108        1096640         27416                 xx                       11416
                                                                                               xx       25              13500
                                                                                               xx       32               2500

PFIZER INC             COMMON STOCK     717081103         599207         19230                 xx                       14530
                                                                                               xx       32               4700

PROCTER & GAMBLE CO    COMMON STOCK     742718109        2092942         23503                 xx                       23503

ROYAL DUTCH PETROLEUM  NY REG SHS       780257804         236350          5800                 xx                        5800
Co                     PAR N GLDR
                       1.25

STATE STREET CORP      COMMON STOCK     857477103         920433         29100                 xx                       26200
                                                                                               xx       32               2900

SYSCO CORP             COMMON STOCK     871829107         508800         20000                 xx                       20000

3 M COMPANY            COMMON STOCK     88579Y101        1493785         11488                 xx                       10888
                                                                                               xx       25                500
                                                                                               xx       32                100

UNION PACIFIC CORP     COMMON STOCK     907818108         255750          4650                 xx                        2650
                                                                                               xx       25               2000

UNITED TECHNOLOGIES    COMMON STOCK     913017109         385161          6666                 xx                        6666

                                                                         PAGE: 6

AS OF: MARCH 31, 2003      FORM 13F       SEC FILE # LAWRENCE T. PERERA\28-06167

      ITEM 1:              ITEM 2:         ITEM 3:          ITEM 4:       ITEM 5:       ITEM 6:       ITEM 7:          ITEM 8:
  NAME OF ISSUER      TITLE OF CLASS        CUSIP         FAIR MARKET    SHARES OR     INVESTMENT     MANAGERS    VOTING AUTHORITY
                                           NUMBER            VALUE       PRINCIPAL     DISCRETION                 (A)    (B)   (C)
                                                                          AMOUNT       (A) (B) (C)                SOLE  SHARED NONE
WAL MART STORES INC     COMMON STOCK      931142103         254947         4900                xx        32              4900

WELLS FARGO & CO        COMMON STOCK      949746101         325323         7231                xx                        4231
(NEW)                                                                                          xx        32              3000

WYETH                   COMMON STOCK      983024100         359290         9500                xx                        9500

ZIONS BANCORP           COMMON STOCK      989701107         203205         4750                xx                        4750

TOTAL:                                                  58,338,515